Related Party Balances and Transactions - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
VC Marine Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Common director	Common director
Related parties transaction amount	RM 15,590,387	$ 3,819,301
Star Sprite Limited [Member]
Related Party Transaction [Line Items]
Relationship	Common director	Common director
Related parties transaction amount	RM 884,824	$ 216,762	3,259,111
Darren Hoo Wei Sern [Member]
Related Party Transaction [Line Items]
Relationship	Director	Director
Related parties transaction amount	RM 7,017	$ 1,719	779
Sub-contractor charges [Member]
Related Party Transaction [Line Items]
Relationship	VC Marine Sdn Bhd	VC Marine Sdn Bhd
Related parties transaction amount
Net repayment of sub-contractor charges to [Member]
Related Party Transaction [Line Items]
Relationship	VC Marine Sdn Bhd	VC Marine Sdn Bhd
Related parties transaction amount	RM (10,500,751)	$ (2,572,452)	(5,089,636)
Expenses paid on behalf of Company [Member]
Related Party Transaction [Line Items]
Relationship	Star Sprite Limited	Star Sprite Limited
Related parties transaction amount			230,657
Expenses paid on behalf of director [Member]
Related Party Transaction [Line Items]
Relationship	Hoo Wei Sern	Hoo Wei Sern
Related parties transaction amount	RM 6,238	$ 1,528
Net advance from/(repayment) to director [Member]
Related Party Transaction [Line Items]
Relationship	Hoo Wei Sern	Hoo Wei Sern
Related parties transaction amount			RM (67,858)